Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of the Company and Subsidiaries - Additional Information (Detail) S/ in Millions											1 Months Ended										12 Months Ended
	Apr. 10, 2019 COP ($)	Apr. 10, 2019 USD ($)	Dec. 31, 2018 CLP ($) item	Dec. 18, 2017 COP ($)	Dec. 18, 2017 USD ($)	Dec. 04, 2017 COP ($) item	Dec. 04, 2017 USD ($) item	Nov. 24, 2017 COP ($)	Nov. 24, 2017 USD ($)	Jul. 05, 2016 USD ($)	Mar. 31, 2018 PEN (S/)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 PEN (S/)	Aug. 31, 2017 PEN (S/)	Jan. 31, 2017 PEN (S/)	Jan. 31, 2017 USD ($)	Nov. 30, 2013	Jun. 30, 2012 PEN (S/)	Jun. 30, 2012 USD ($)	Feb. 29, 2012 item	Dec. 31, 2018 CLP ($) item	Dec. 31, 2016	Dec. 31, 2014 COP ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CLP ($) plaintiff	Dec. 31, 2011 PEN (S/)	Dec. 31, 2007	Dec. 31, 1997 PEN (S/)	Dec. 31, 1997 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	May 15, 2018 COP ($)	May 15, 2018 USD ($)	Aug. 31, 2017 USD ($)	Jul. 31, 2016 PEN (S/)	Jul. 31, 2016 USD ($)	Jul. 05, 2016 PEN (S/)	Jul. 05, 2016 USD ($)	Jul. 31, 2015 PEN (S/)	Jul. 31, 2015 USD ($)	Sep. 30, 2014 PEN (S/)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Disclosure Of Other Provisions [Line Items]
Ordinary dvidend not paid		$ 118,248,000
Legal proceedings provision																															$ 600,000,000
Provisions																															538,500,000
Enel Amricas S.A.
Disclosure Of Other Provisions [Line Items]
Percentage of profit distribution						70.00%	70.00%															100.00%
Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Payment of taxes															S/ 14,517.0	$ 4,296,000,000
Enel Generacin Peru [Member] | Perene and Simsa [Member]
Disclosure Of Other Provisions [Line Items]
Joint venture agreement payment																													$ 13,000,000
Enel Generacin Peru S A [Member]
Disclosure Of Other Provisions [Line Items]
Number of plants, lawsuit in favor | item																				2
Number of plants, lawsuit against | item																				4
Payment of taxes											S/ 18,786.0	$ 5,558,000						S/ 37,710.0	$ 11,160,000
Restated tax debt | S/													S/ 190.0	S/ 220.0
Restated income tax credits | S/														22.0
Estimated amount of litigation proceedings														S/ 75,333.0																				$ 22,288,000
Enel Per S.A [Member]
Disclosure Of Other Provisions [Line Items]
Payment of taxes																												S/ 87,055.0	26,500,000
Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Number of fewer lights in inventory | item																					8,661
Estimated amount of litigation proceedings																																$ 337,000,000,000	$ 103,772,000
Codensa S.A [Member] | Enel Amricas S.A.
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit						$ 63,619,000,000	$ 19,590,000
Emgesa S.A. E.S.P.
Disclosure Of Other Provisions [Line Items]
Litigation cost								$ 117,113,000,000	$ 36,063,000
Emgesa S.A. E.S.P. | Enel Amricas S.A.
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit						$ 82,820,000,000	$ 25,503,000
Number of ongoing arbitration proceedings | item						17	17
Emgesa S.A. E.S.P. | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Market value not paid	$ 182,360,273	56,154,000
Ordinary dvidend not paid	384,011,000
Unexpected costs incurred	$ 8,089,000	$ 2,491,000
Number of ongoing arbitration proceedings | item			24
Product Liability Risks Litigation and Other Provision | Emgesa S.A. E.S.P.
Disclosure Of Other Provisions [Line Items]
Number of plaintiffs | plaintiff																									1,400
Decrease in plaintiffs' income from handicrafts or entrepreneurial activities																									30.00%
Provisions																																											$ 0
Estimated amount of litigation proceedings																									$ 24,673,189,693																		$ 7,597,595
Administrative Special Public Utilities Unit | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Litigation cost				$ 113,082,000,000	$ 38,584,000
Restated debt																							$ 14,433,000,000	$ 4,924,000
Payment				24,400,000,000	8,068,000
Litigation settlement, value				$ 88,698,000,000	$ 27,313,000
Lawsuit
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			$ 6,495,277,499																		$ 6,495,277,499										9,359,000
Lawsuits And Arbitrations Proceedings | Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Provisions																										S/ 16,826.0																		$ 4,980,000
Joint venture agreement payment																													3,000,000
Supervision service cost																													$ 13,000,000
Estimated amount of litigation proceedings																										S/ 76,753.0				S/ 87,055.0	$ 26,500,000						S/ 41.2	$ 12,189,000						$ 22,715,000
Claims settlement amount										$ 18,500,000
Superintendencia Nacional De Administracion Tributaria | Enel Distribucion Peru S.A.
Disclosure Of Other Provisions [Line Items]
Cumulative percentage of energy loss equivalent to purchases and self generated energy																										2.00%
Percentage of energy loss due to stolen energy																	93.00%
Percentage of energy loss due to error in meter reading																	7.00%
Estimated amount of litigation proceedings																																			S/ 3,126.0	$ 925,000			S/ 5,085.0	$ 1,505,000	S/ 5,274.0	$ 1,560,000
Enel Distribucion Peru
Disclosure Of Other Provisions [Line Items]
Percentage of energy loss due to stolen energy																											95.00%
Percentage of energy loss due to error in meter reading																											5.00%